Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

11.	SHARE CAPITAL

a)	Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2017	389,101,550	$3,691.7
Shares issued through:
Share-based compensation plans	1,984,698	12.9
Exercise of warrants	163,955	0.6
Outstanding at December 31, 2018	391,250,203	$3,705.2
Shares issued through:
Share-based compensation plans	1,555,989	9.5
Shares repurchased and cancelled (i)	(2,748,352)	(26.1)
Exercise of warrants	45	—
Flow-through share financing (ii)	1,132,169	5.9
Cancellation of unexchanged post-amalgamation shares	(119,237)	(1.2)
Outstanding at December 31, 2019	391,070,817	$3,693.3

(i) Normal Course Issuer Bid
On December 24, 2018, a Normal Course Issuer Bid ("NCIB") was initiated permitting the Company to purchase for cancellation up to 25,513,043 Class A Common Shares (“Common Shares”), representing 10% of the Company’s public float of the Common Shares. The Company renewed the NCIB on December 18, 2019 (expires on December 23, 2020).
During the year ended December 31, 2019, the Company repurchased and cancelled 2,748,352 common shares at a cost of $11.4 million or $4.17 per share. The Company recognized a $26.1 million reduction in share capital, and a gain of $14.7 million recognized in deficit.
(ii)     Flow-through share financing
During the second quarter of 2019, the Company completed a Canadian Development Expense ("CDE") and Canadian Exploration Expense ("CEE") flow-through financing. The Company issued 1,132,169 Common Shares for gross proceeds of $7.5 million.

b) Employee long-term incentive plan and share purchase plan
The Company has a long-term incentive plan under which share-based compensation, including stock options, deferred share units ("DSUs"), performance share units ("PSUs"), and restricted share units ("RSUs") may be granted to directors, officers, and employees of the Company. The incentive plan was approved by shareholders in 2019. The Company also has an Employee Share Purchase Plan which enables employees to purchase Class A common shares through payroll deduction. Employees can contribute up to 10% of their annual base salary, and the Company will match 50% of the employees’ contributions. The Class A common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the quarter. At the option of the Company, the shares may be purchased for plan participants in the open market. The maximum number of Class A common shares that may be reserved and set aside for issuance under the long-term incentive plan is 5.0% of the Class A common shares outstanding at the time of granting the award (on a non-diluted basis) inclusive of 0.8% of the issued and outstanding shares (on a non-diluted basis) specifically allocated to the employee share purchase plan.

c)	Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2017	10,429,345	$7.94
Granted	1,009,100	6.56
Exercised	(1,984,698)	2.40
Expired	(2,798,292)	12.70
Outstanding at December 31, 2018	6,655,455	$7.38
Granted	965,876	6.59
Exercised	(1,555,989)	5.93
Expired	(1,600,080)	10.52
Outstanding at December 31, 2019	4,465,262	$6.59

During the year ended December 31, 2019, the weighted average share price at the date of exercise for stock options exercised was CAD $9.66 per share (for the year ended December 31, 2018 CAD $5.89 per share).
(i) Stock options granted
During the year ended December 31, 2019, the Company granted 965,876 stock options (year ended December 31, 2018 - 1,009,100). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2019	December 31, 2018
Weighted average share price at grant date (CAD$)	$6.59	$6.56
Risk-free rate	1.32% - 1.68%	1.88% - 2.06%
Expected dividend yield	0.84%	0.70%
Expected stock price volatility (based on historical volatility)	54%	57%
Expected life of option (months)	42 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$2.95	$3.11

Stock options outstanding and exercisable as at December 31, 2019:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $7.00	3,069,246	5.57	4.70	1,446,515	4.44
$7.01 - $11.00	1,295,096	8.32	2.04	1,086,395	8.11
$11.01 - $19.00	100,920	15.47	0.06	100,920	15.47
	4,465,262	$6.59	3.82	2,633,830	$6.38

d)	Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2019 and 2018:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2017	1,500,934	1,055,525	480,605	599,705
Granted	611,717	—	164,808	440,420
Forfeited	(99,939)	(482,533)	—	(56,684)
Settled	(445,016)	(63,800)	—	—
Outstanding units, December 31, 2018	1,567,696	509,192	645,413	983,441
Granted	832,366	—	208,882	423,628
Forfeited	(305,300)	(309,566)	—	—
Settled	(427,937)	(108,319)	(165,868)	(324,916)
Outstanding units, December 31, 2019	1,666,825	91,307	688,427	1,082,153

The settlement of LTI is either cash or equity based on the feature of the LTI. The settlement of SARs is in cash, and RSUs, DSUs and PSUs are either cash or equity settled at the option of the Company.
e) Earnings (loss) per share
Basic earnings or loss per share amounts are calculated by dividing earnings or loss for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated based on the weighted average number of common shares outstanding during the period, including the effects of dilutive common share equivalents.

	For the year ended
	December 31, 2019	December 31, 2018
Net earnings (loss)	$96.1	($72.6)
Weighted average number of common shares outstanding (in thousands)	390,160	389,816
Basic earnings (loss) per share	$0.25	($0.19)

Dilutive effect of potential common share equivalents (in thousands)	3,267	—

Diluted weighted average number of common shares outstanding (in thousands)	393,427	389,816
Diluted earnings (loss) per share	$0.24	($0.19)

The following table lists the equity securities excluded from the computation of diluted loss per share. The securities were excluded as the exercise price relating to the particular security exceeded the average market price of the Company's common shares of CAD $7.18 for the year ended December 31, 2019 (2018 - CAD $6.44), or the inclusion of the equity securities had an anti-dilutive effect on net loss. For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.

	For the years ended December 31,
(in thousands)	2019	2018
Stock options	1,420	6,655
Warrants	—	5,215
	1,420	11,870

(f)    Dividends
On February 19, 2019, the Company announced the doubling of its annual dividend from $0.01 paid semi-annually, to $0.01 paid quarterly. During the year ended December 31, 2019 , the Company declared and paid dividends totaling $15.6 million.
(g)    Share purchase warrants
On January 7, 2019, 5,215,000 warrants with the ticker AGI.WT.A expired unexercised. The Company transferred $3.9 million from warrants to contributed surplus. As at December 31, 2019, the Company has no share purchase warrants outstanding.